FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 013
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The Commingled Trust’s assets measured at fair value on a recurring basis are as follows:

	December 31, 2025
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total
Mutual Funds	$261,604	$—	$—	$261,604
Common Stock	31,339	—	—	31,339
Total Assets in the Fair Value Hierarchy	$292,943	$—	$—	292,943
Investments Measured at Net Asset Value:
Common Collective Trusts				3,065,713
Total Investments at Fair Value				$3,358,656

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Funds	$241,385	$—	$—	$241,385
Common Stock	35,250	—	—	35,250
Total Assets in the Fair Value Hierarchy	$276,635	$—	$—	276,635
Investments Measured at Net Asset Value:
Common Collective Trusts				2,858,180
Total Investments at Fair Value				$3,134,815